CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Total comprehensive income (loss) for the year, net of tax	$ (857)	$ 739	$ (525)
Veon Ltd.
Condensed Statement of Income Captions [Line Items]
Total comprehensive income (loss) for the year, net of tax	$ (800)	$ 733	$ (138)